SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated December 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015 and November 6, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Fund.

Restatement of the Fees and Expenses for the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.58%
Total Other Expenses		0.60%
Acquired Funds Fees and Expenses (AFFE)†		0.91%
Total Annual Fund Operating Expenses		3.01%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class A Shares	$304	$930	$1,582	$3,327

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in the second table is hereby deleted and replaced with the following:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	3.01%	1.42%	0.51%	0.51%

There are no further changes to the fees and expenses of the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Principal Investment Strategies," the third paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to Sub-Advisers pursuant to SIMC's "manager of managers" model, and the Sub-Advisers manage a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "Fund Summary," under the heading entitled "Management," in the table under the sub-heading entitled "Sub-Adviser and Portfolio Managers," the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mountaineer Partners Management, LLC	Mark Lee	Since 2015	Managing Member
Ramius Advisors, LLC	Ethan Johnson	Since 2015	Portfolio Manager
	Andrew Cohen	Since 2015	Fund Risk Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mountaineer Partners Management, LLC: Mountaineer Partners Management, LLC (Mountaineer), located at 150 East 58th Street, 14th Floor, New York, New York 10155 serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals headed by Mark Lee manages the portion of the Multi-Strategy Alternative Fund allocated to Mountaineer. Mr. Lee is the Founder and Managing Member of Mountaineer, an opportunistic value and event hedge fund founded in 2011 that invests long and short in equity and debt. Prior to founding Mountaineer, Mr. Lee worked at Contrarian Capital Management, LLC ("Contrarian") from 1999 to 2011. He joined Contrarian as a distressed debt analyst, and then in 2003 founded and was the sole Portfolio Manager for the Contrarian Long Short Fund for eight years until he departed to launch Mountaineer in January 2011. In late 2008, Mr. Lee also assumed management of the Contrarian Distressed Equity Fund, which he managed until his departure in January 2011. Both Contrarian Long Short and Contrarian Distressed Equity utilized a similar analytical framework to Mountaineer. Prior to Contrarian, Mr. Lee worked as an Associate at Blavin & Co., a concentrated, long-biased value fund, and as an Associate at Centre Partners, a Lazard-affiliated private equity firm. Mr. Lee began his career in finance in 1992 as an investment banker at Credit Suisse First Boston. Mr. Lee received an MBA from Harvard Business School and an AB, Magna Cum Laude, from Harvard College.

Ramius Advisors, LLC: Ramius Advisors, LLC (Ramius) located at 599 Lexington Avenue, 19th Floor, New York, New York 10022 serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund allocated to Ramius. Ethan Johnson is the Portfolio Manager of the Fund. Mr. Johnson is responsible for risk arbitrage investments at the firm. Mr. Johnson joined Ramius in 2007 as a Research Analyst on the Ramius risk arbitrage desk. Andrew Cohen is the Fund Risk Manager for the Fund. Mr. Cohen monitors with respect to the risk arbitrage investments at the firm. Mr. Cohen joined Ramius in 2001.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-980 (12/15)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated December 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on
July 17, 2015 and November 6, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses and portfolio management of the Fund.

Restatement of Fees and Expenses for the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.33%
Total Other Expenses		0.35%
Acquired Funds Fees and Expenses (AFFE)†		0.91%
Total Annual Fund Operating Expenses		2.76%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$279	$856	$1,459	$3,090

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in the table is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.76%	1.18%	0.27%	0.27%

There are no further changes to the fees and expenses of the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Principal Investment Strategies," the third paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to Sub-Advisers pursuant to SIMC's "manager of managers" model, and the Sub-Advisers manage a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "Fund Summary," under the heading entitled "Management," in the table under the sub-heading entitled "Sub-Adviser and Portfolio Managers," the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mountaineer Partners Management, LLC	Mark Lee	Since 2015	Managing Member
Ramius Advisors, LLC	Ethan Johnson	Since 2015	Portfolio Manager
	Andrew Cohen	Since 2015	Fund Risk Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mountaineer Partners Management, LLC: Mountaineer Partners Management, LLC (Mountaineer), located at 150 East 58th Street, 14th Floor, New York, New York 10155 serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals headed by Mark Lee manages the portion of the Multi-Strategy Alternative Fund allocated to Mountaineer. Mr. Lee is the Founder and Managing Member of Mountaineer, an opportunistic value and event hedge fund founded in 2011 that invests long and short in equity and debt. Prior to founding Mountaineer, Mr. Lee worked at Contrarian Capital Management, LLC ("Contrarian") from 1999 to 2011. He joined Contrarian as a distressed debt analyst, and then in 2003 founded and was the sole Portfolio Manager for the Contrarian Long Short Fund for eight years until he departed to launch Mountaineer in January 2011. In late 2008, Mr. Lee also assumed management of the Contrarian Distressed Equity Fund, which he managed until his departure in January 2011. Both Contrarian Long Short and Contrarian Distressed Equity utilized a similar analytical framework to Mountaineer. Prior to Contrarian, Mr. Lee worked as an Associate at Blavin & Co., a concentrated, long-biased value fund, and as an Associate at Centre Partners, a Lazard-affiliated private equity firm. Mr. Lee began his career in finance in 1992 as an investment banker at Credit Suisse First Boston. Mr. Lee received an MBA from Harvard Business School and an AB, Magna Cum Laude, from Harvard College.

Ramius Advisors, LLC: Ramius Advisors, LLC (Ramius) located at 599 Lexington Avenue, 19th Floor, New York, New York 10022 serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund allocated to Ramius. Ethan Johnson is the Portfolio Manager of the Fund. Mr. Johnson is responsible for risk arbitrage investments at the firm. Mr. Johnson joined Ramius in 2007 as a Research Analyst on the Ramius risk arbitrage desk. Andrew Cohen is the Fund Risk Manager for the Fund. Mr. Cohen monitors with respect to the risk arbitrage investments at the firm. Mr. Cohen joined Ramius in 2001.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-981 (12/15)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated December 17, 2015
to the Statement of Additional Information (the "SAI") dated January 31, 2015, as amended on July 17, 2015 and November 6, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Investment Objectives and Policies," under the heading entitled "Multi-Strategy Alternative Fund" the sixth paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to Sub-Advisers pursuant to SIMC's "manager of managers" model, and the Sub-Advisers manage a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading entitled "The Sub-Advisers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

MOUNTAINEER PARTNERS MANAGEMENT, LLC—Mountaineer Partners Management, LLC ("Mountaineer") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Mountaineer was founded in 2011 and is a 100% employee-owned Delaware limited liability company.

RAMIUS ADVISORS, LLC—Ramius Advisors, LLC ("Ramius") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Ramius is a wholly owned subsidiary of Ramius LLC, which is a wholly owned subsidiary of Cowen Group, Inc. In 2009, Ramius LLC combined with the former Cowen Group, Inc. in a transaction that created the new Cowen Group, Inc., a diversified financial services company ("Cowen"). Cowen comprises two business units, Ramius LLC and Cowen and Company LLC. Ramius was founded in 1994 and has been a Registered Investment Adviser with the SEC since 1997.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading entitled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Mountaineer

Compensation. SIMC pays Mountaineer a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Mountaineer and SIMC. Mountaineer pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended June 30, 2015.

Mountaineer's investment professionals receive a fair salary. Bonuses, when issued, are determined based on the overall performance of the firm. Mark Lee and other senior members of the firm have as their primary form of long term compensation equity interests in Mountaineer Partners Management, LLC. No compensation is paid based on the pre-tax or after-tax performance of any single account or group of accounts.

Ownership of Fund Shares. As of June 30, 2015, Mountaineer's portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of June 30, 2015, in addition to the Multi-Strategy Alternative Fund, Mountaineer's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark Lee	0	$0	3		$22.93	1	$36.95
	0	$0	3	*	$22.93	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest.  A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, hedge funds, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Mountaineer has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Ramius

Compensation. SIMC pays Ramius a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Ramius and SIMC. Ramius pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended June 30, 2015.

In keeping with industry practice, Ramius offers competitive compensation comprised of base salary and a bonus. There is no fixed percentage of compensation allocated to base salary, performance bonus, equity incentive or other forms of compensation. The performance bonus, especially for the investment team, is closely tied to the investment performance of our products (including the performance of the portion of the Multi-Strategy Alternative Fund sub-advised by Ramius) and, secondarily, to Ramius' overall business performance. Some compensation for certain senior portfolio managers is deferred and subject to a vesting schedule.

Ownership of Fund Shares. As of June 30, 2015, Ramius' portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of June 30, 2015, in addition to the Multi-Strategy Alternative Fund, Ramius' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Andrew Cohen	1	$17.76	1		$74.35	1		$175
	0	$0	1	*	$74.35	1	*	$175
Ethan Johnson	1	$17.76	1		$74.35	1		$175
	0	$0	1	*	$74.35	1	*	$175

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest.  It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Multi-Strategy Alternative Fund's investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Multi-Strategy Alternative Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Multi-Strategy Alternative Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Multi-Strategy Alternative Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Ramius. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Ramius strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments, it is the policy of Ramius to allocate investment ideas pro rata to all accounts with the same primary investment objective. The goal of Ramius is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Ramius has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-982 (12/15)